Independent Bank Corporation (Parent Company Only) Financial Information - Statements of Financial Condition (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and due from banks	$ 56,984	$ 68,208
Accrued income and other assets	147,547	132,500
Total Assets	5,338,104	5,263,726	$ 4,999,787
LIABILITIES AND SHAREHOLDERS’ EQUITY
Subordinated debt	39,586	39,510
Subordinated debentures	39,796	39,728
Accrued expenses and other liabilities	104,939	107,134
Total Shareholders’ Equity	454,686	404,449	$ 347,596	$ 398,484
Total Liabilities and Shareholders’ Equity	5,338,104	5,263,726
Parent Company
Assets
Cash and due from banks	9,901	6,519
Interest bearing deposits - time	40,000	40,000
Investment in subsidiaries	484,887	436,887
Accrued income and other assets	8,830	4,419
Total Assets	543,618	487,825
LIABILITIES AND SHAREHOLDERS’ EQUITY
Subordinated debt	39,586	39,510
Subordinated debentures	39,796	39,728
Accrued expenses and other liabilities	8,520	3,186
Total Shareholders’ Equity	455,716	405,401
Total Liabilities and Shareholders’ Equity	$ 543,618	$ 487,825